Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table for non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based On Core Molding Technologies, Inc.	Net Income
2025	$1,571,116	$2,080,391	$744,188	$926,318	$121.22	$11,195,000
2024	$1,966,118	$1,867,752	$1,022,284	$955,917	$89.26	$13,299,000
2023	$2,287,563	$3,403,077	$1,183,470	$1,551,475	$142.65	$20,324,000

PEO Total Compensation Amount	$ 1,571,116	$ 1,966,118	$ 2,287,563
PEO Actually Paid Compensation Amount	$ 2,080,391	1,867,752	3,403,077
Adjustment To PEO Compensation, Footnote
Reconciliation of Summary Compensation Table and Compensation Actually Paid

	2025		2024		2023
	PEO	Non-PEO NEOs	PEO	Non-PEO NEOs	PEO	Non-PEO NEOs
Total Compensation from Summary Compensation Table	$1,571,116	$744,188	$1,966,118	$1,022,284	$2,287,563	$1,183,470
Adjustments for Equity Awards
Adjustment for grant date values in Summary Compensation Table	(761,000)	(247,350)	(735,000)	(340,800)	(668,000)	(328,850)
Year-end fair value of unvested awards granted in the current year	1,191,125	387,105	633,829	293,891	774,850	381,468
Year-over-year difference of year-end fair values for unvested awards granted in prior years	161,830	85,472	(100,856)	(46,491)	444,890	133,389
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years(1)	(82,680)	(43,097)	103,661	27,033	563,774	181,998
Compensation Actually Paid	$2,080,391	$926,318	$1,867,752	$955,917	$3,403,077	$1,551,475

(1) Change in Market is for any period the award was unvested. Once award vests, the award is excluded from the calculation.

Non-PEO NEO Average Total Compensation Amount	$ 744,188	1,022,284	1,183,470
Non-PEO NEO Average Compensation Actually Paid Amount	$ 926,318	955,917	1,551,475
Adjustment to Non-PEO NEO Compensation Footnote
Reconciliation of Summary Compensation Table and Compensation Actually Paid

	2025		2024		2023
	PEO	Non-PEO NEOs	PEO	Non-PEO NEOs	PEO	Non-PEO NEOs
Total Compensation from Summary Compensation Table	$1,571,116	$744,188	$1,966,118	$1,022,284	$2,287,563	$1,183,470
Adjustments for Equity Awards
Adjustment for grant date values in Summary Compensation Table	(761,000)	(247,350)	(735,000)	(340,800)	(668,000)	(328,850)
Year-end fair value of unvested awards granted in the current year	1,191,125	387,105	633,829	293,891	774,850	381,468
Year-over-year difference of year-end fair values for unvested awards granted in prior years	161,830	85,472	(100,856)	(46,491)	444,890	133,389
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years(1)	(82,680)	(43,097)	103,661	27,033	563,774	181,998
Compensation Actually Paid	$2,080,391	$926,318	$1,867,752	$955,917	$3,403,077	$1,551,475

(1) Change in Market is for any period the award was unvested. Once award vests, the award is excluded from the calculation.

Compensation Actually Paid vs. Total Shareholder Return	In 2025 the PEO and non-PEO NEOs compensation actually paid ("CAP") reflects the Company's lower operational performance and total stockholder return.
Compensation Actually Paid vs. Net Income	In 2025 the PEO and non-PEO NEOs compensation actually paid ("CAP") reflects the Company's lower operational performance and total stockholder return.
Total Shareholder Return Amount	$ 121.22	89.26	142.65
Net Income (Loss)	$ 11,195,000	13,299,000	20,324,000
Additional 402(v) Disclosure
The Company targets 67% and 59% of the PEO and non-PEO NEOs compensation, respectively, to be performance based. The Company's STIP and LTIP compensation is structured to be impacted by financial performance and cash flows which impact stockholder return. For a description of the Compensation Committee's processes, policies, and considerations when setting compensation and evaluating performance, please see the "Compensation Discussion and Analysis" beginning on page 17 of this Proxy Statement.

PEO
Pay vs Performance Disclosure
Percentage Of Share-Based Awards With Performance Measures	0.67
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (761,000)	(735,000)	(668,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,191,125	633,829	774,850
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	161,830	(100,856)	444,890
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (82,680)	103,661	563,774
Non-PEO NEO
Pay vs Performance Disclosure
Percentage Of Share-Based Awards With Performance Measures	0.59
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (247,350)	(340,800)	(328,850)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	387,105	293,891	381,468
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	85,472	(46,491)	133,389
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (43,097)	$ 27,033	$ 181,998